INVENTORIES - Disclosure of Inventory by Type (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about inventories [Line Items]
Inventories	$ 68.4	$ 61.7	$ 72.0
Bunkers
Disclosure of detailed information about inventories [Line Items]
Inventories	46.1	49.3	52.8
Lubeoil
Disclosure of detailed information about inventories [Line Items]
Inventories	10.9	8.5	8.3
EU Emission Allowances
Disclosure of detailed information about inventories [Line Items]
Inventories	5.6	0.2	0.0
Other
Disclosure of detailed information about inventories [Line Items]
Inventories	$ 5.8	$ 3.7	$ 10.9